Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 83.0%
BlackRock Advantage Emerging Markets Fund, Class K	405,980	$4,043,555
BlackRock Tactical Opportunities Fund, Class K	319,047	4,540,037
Diversified Equity Master Portfolio	$80,775,121	80,775,121
International Tilts Master Portfolio	$18,549,547	18,549,547
iShares Developed Real Estate Index Fund, Class K	496,467	4,676,720
iShares MSCI EAFE Small-Cap ETF	58,524	3,706,325

		116,291,305

Fixed-Income Funds — 1.1%
BlackRock Diversified Fixed Income Fund, Class K	6,972	66,787
BlackRock High Yield Bond Portfolio, Class K	91,369	645,982
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,269	464,979
iShares TIPS Bond ETF	3,329	357,568

		1,535,316

Security	Shares	Value

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	475,633	$475,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	20,505,388	20,505,388

		20,981,211

Total Investments — 99.1% (Cost: $123,131,851)		138,807,832

Other Assets Less Liabilities — 0.9%		1,229,867

Net Assets — 100.0%		$140,037,699

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$3,889,284	$—		$—		$—	$154,271	$4,043,555	405,980	$—		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	694,666	—		(219,155	)(a)	372	(60)	475,823	475,633	751	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	12,897,040	7,608,348	(a)	—		—	—	20,505,388	20,505,388	248,496		—

BlackRock Diversified Fixed Income Fund, Class K	32,576	34,636		—		—	(425)	66,787	6,972	604		—

BlackRock High Yield Bond Portfolio, Class K	745,327	569,984		(672,463)		6,883	(3,749)	645,982	91,369	15,615		—

BlackRock Tactical Opportunities Fund, Class K	4,240,133	—		—		—	299,904	4,540,037	319,047	—		—

Diversified Equity Master Portfolio	51,514,186	22,159,794	(a)(c)	—		3,527,018	3,574,123	80,775,121	$80,775,121	233,948		—

International Tilts Master Portfolio	14,287,498	3,324,451	(a)(c)	—		121,924	815,674	18,549,547	$18,549,547	102,678		—

iShares Developed Real Estate Index Fund, Class K	3,278,738	1,757,000		(365,000)		(10,458)	16,440	4,676,720	496,467	—		—

iShares iBoxx $ Investment Grade Corporate Bond ETF	472,408	—		—		—	(7,429)	464,979	4,269	3,338		—

iShares MSCI EAFE Small-Cap ETF	3,622,636	—		—		—	83,689	3,706,325	58,524	—		—

iShares TIPS Bond ETF	204,768	152,614		—		—	186	357,568	3,329	—		—

						$3,645,739	$4,932,624	$138,807,832		$605,430		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	9	06/18/24	$1,161	$11,208
S&P/TSE 60 Index	17	06/20/24	3,367	51,361
E-mini Russell 2000 Index	49	06/21/24	5,257	98,854
Euro Stoxx 50 Index	26	06/21/24	1,417	31,961
MSCI EAFE Index	71	06/21/24	8,368	26,297
MSCI Emerging Markets Index	166	06/21/24	8,707	(81,899)
S&P 500 E-Mini Index	5	06/21/24	1,327	30,500
S&P 500 Micro E-Mini Index	63	06/21/24	1,672	38,317

				$206,599

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	107,821	EUR	98,000	Deutsche Bank AG	06/20/24	$1,760

AUD	6,271,244	USD	4,168,257	JPMorgan Chase Bank N.A.	06/20/24	(72,637)
CAD	1,739,548	USD	1,293,914	Morgan Stanley & Co. International PLC	06/20/24	(8,233)
CAD	4,331,734	USD	3,222,088	Morgan Stanley & Co. International PLC	06/20/24	(20,551)
EUR	2,390,603	USD	2,629,992	Morgan Stanley & Co. International PLC	06/20/24	(42,748)

						(144,169)

						$(142,409)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD1,648	$138,051	$—	$138,051

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD159	13,301	—	13,301

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD743	60,072	—	60,072

								$211,424	$—	$211,424

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$16,966,637	$—	$—	$16,966,637
Fixed-Income Funds	1,535,316	—	—	1,535,316
Money Market Funds	20,981,211	—	—	20,981,211

	$39,483,164	$—	$—	39,483,164

Investments Valued at NAV(a)				99,324,668

				$138,807,832

Derivative Financial Instruments(b)
Assets
Equity Contracts	$245,329	$243,385	$—	$488,714
Foreign Currency Exchange Contracts	—	1,760	—	1,760
Interest Rate Contracts	11,208	—	—	11,208
Liabilities
Equity Contracts	(81,899)	—	—	(81,899)
Foreign Currency Exchange Contracts	—	(144,169)	—	(144,169)

	$174,638	$100,976	$—	$275,614

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	3